Employee benefits plans - Roll-forward of actuarial liability (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of defined benefit plans [line items]
Opening Balance	R$ 741,143	R$ 721,560
Interest on actuarial liabilities	39,305	77,348
Current service cost	1,118	1,939
Actuarial gain – experience (1)		(13,340)
Actuarial loss – financial assumptions (1)		6,026
Benefits paid directly by entity	(28,182)	R$ (52,390)
Closing Balance	R$ 753,384